ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS
May 31, 2021
(UNAUDITED)

		COUPON*		MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS - 84.7%
U.S. TREASURY OBLIGATIONS - 81.3%
U.S. Treasury Bills		0.072%		06/03/21	$14,750	$14,750,000
U.S. Treasury Bills		0.067%		06/10/21	4,911	4,911,006
U.S. Treasury Bills		0.076%		06/17/21	15,153	15,153,017
U.S. Treasury Bills		0.000%		06/24/21	37,807	37,807,063
U.S. Treasury Bills		0.062%		07/01/21	27,725	27,724,885
U.S. Treasury Bills		0.069%		07/08/21	53,340	53,339,726
U.S. Treasury Bills		0.070%		07/15/21	25,491	25,490,844
U.S. Treasury Bills		0.067%		07/22/21	2,572	2,572,009
U.S. Treasury Bills		0.052%		07/29/21	14,518	14,517,882
U.S. Treasury Bills		0.037%		08/05/21	36,351	36,350,507
U.S. Treasury Bills		0.045%		08/12/21	69,669	69,667,781
U.S. Treasury Bills		0.031%		08/19/21	32,550	32,549,645
U.S. Treasury Bills		0.042%		08/26/21	101256	101,254,186
U.S. Treasury Bills		0.047%		09/02/21	16,730	16,729,680
U.S. Treasury Bills		0.033%		09/09/21	26,950	26,949,437
U.S. Treasury Bills		0.020%		09/16/21	44,875	44,874,335
U.S. Treasury Bills		0.018%		09/23/21	83,572	83,569,353
U.S. Treasury Bills		0.020%		09/30/21	13,120	13,119,448
U.S. Treasury Bills		0.019%		10/07/21	5,631	5,630,775
U.S. Treasury Bills		0.007%		10/14/21	23,540	23,538,896
U.S. Treasury Bills		0.019%		10/21/21	43,048	43,045,877
U.S. Treasury Bills		0.020%		10/28/21	58,228	58,224,986
U.S. Treasury Bills		0.020%		11/04/21	62,474	62,469,938
U.S. Treasury Bills		0.018%		11/12/21	48,977	48,973,654
U.S. Treasury Bills		0.010%		11/18/21	32,018	32,014,977
U.S. Treasury Bills		0.015%		11/26/21	25,650	25,646,512
TOTAL U.S. TREASURY OBLIGATIONS ($920,840,703)						920,876,419
					NUMBER OF
					SHARES
MONEY MARKET DEPOSIT ACCOUNT - 3.4%					(000's)
U.S. Bank Money Market Deposit Account, 0.01% (United States)(a)					38,396	38,395,895
TOTAL MONEY MARKET DEPOSIT ACCOUNT ($38,395,895)						38,395,895

TOTAL SHORT-TERM INVESTMENTS
(Cost $959,236,598)						959,272,314
TOTAL PURCHASED OPTIONS - 0.0%
(Cost $736,297)						245,216
TOTAL INVESTMENTS - 84.7%
(Cost $959,972,895)						959,517,530

OTHER ASSETS IN EXCESS OF LIABILITIES - 15.3%						173,185,904
NET ASSETS - 100.0%						$1,132,703,434

* Short-term investments' coupon reflect the annualized effective yield on the date of purchase for discounted investments.
(a) The rate shown is as of May 31, 2021.

Futures contracts outstanding as of May 31, 2021 were as follows:

LONG CONTRACTS		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
3-Month Euro Euribor		Dec-21	135	$41,374,659	$(412)
3-Month Euro Euribor		Mar-22	389	119,202,524	(21,157)
3-Month Euro Euribor		Jun-22	389	119,190,665	(40,394)
3-Month Euro Euribor		Mar-23	2	612,287	(259)
3-Month Euro Euribor		Jun-23	5	1,530,185	(976)
3-Month SOFR Futures		Mar-22	1	249,888	50
90-DAY Bank Bill		Sep-21	31	23,894,864	817
90-DAY Bank Bill		Dec-21	406	312,930,207	16,151
90-DAY Bank Bill		Mar-22	29	22,350,505	950
90-DAY Bank Bill		Jun-22	24	18,494,690	(209)
90-DAY Bank Bill		Sep-22	12	9,245,522	(171)
90-DAY Bank Bill		Dec-22	11	8,472,556	(1,025)
90-DAY Eurodollar Futures		Dec-21	851	212,377,688	122,938
90-DAY Eurodollar Futures		Mar-22	1,436	358,425,600	106,988
90-DAY Eurodollar Futures		Jun-22	1,156	288,422,000	104,100
90-DAY Eurodollar Futures		Sep-22	183	45,626,475	11,050
90-DAY Eurodollar Futures		Dec-22	99	24,654,713	1,975
90-DAY Eurodollar Futures		Mar-23	276	68,689,500	(2,863)
90-DAY Eurodollar Futures		Jun-23	65	16,155,750	9,900
90-DAY Eurodollar Futures		Sep-23	38	9,423,525	325
90-DAY Eurodollar Futures		Dec-23	22	5,447,200	25
90-DAY Eurodollar Futures		Mar-24	19	4,697,038	(38)
90-DAY Eurodollar Futures		Jun-24	13	3,208,725	200
90-DAY Sterling Futures		Dec-21	248	43,945,079	(3,770)
90-DAY Sterling Futures		Mar-22	623	110,278,250	(19,930)
90-DAY Sterling Futures		Jun-22	22	2,742,793	87
90-DAY Sterling Futures		Sep-22	55	9,725,883	958
Amsterdam Index Futures		Jun-21	61	10,603,068	189,618
AUD/USD Currency Futures		Jun-21	733	56,543,620	(201,007)
Australian 10-Year Bond Futures		Jun-21	75	8,104,468	11,394
Australian 3-Year Bond Futures		Jun-21	1,752	158,390,876	120,357
Bank Acceptance Futures		Sep-21	13	2,678,180	72
Bank Acceptance Futures		Dec-21	69	14,211,384	2,711
Bank Acceptance Futures		Mar-22	60	12,350,275	186
Bank Acceptance Futures		Jun-22	63	12,950,840	(1,356)
Bank Acceptance Futures		Sep-22	31	6,361,730	(2,525)
Bank Acceptance Futures		Dec-22	4	819,420	(176)
Brent Crude Futures		Aug-21	167	11,476,240	260,770
Brent Crude Futures		Sep-21	28	1,913,520	53,140
Brent Crude Futures		Oct-21	4	271,400	10,360
Brent Crude Futures		Dec-21	9	602,100	47,880
Brent Crude Oil Last Day		Aug-21	8	549,760	2,760
CAC40 10 Euro Futures		Jun-21	512	40,405,443	313,642
CAD Currency Futures		Jun-21	859	71,073,660	2,225,023
Canadian 10-Year Bond Futures		Sep-21	1,227	146,512,769	(595,315)
Canola Futures (Winnipeg Commodity Exchange)		Jul-21	8	117,876	9,283
Canola Futures (Winnipeg Commodity Exchange)		Nov-21	6	70,944	1,074
Canola Futures (Winnipeg Commodity Exchange)		Jan-22	2	23,595	(399)
CHF Currency Futures		Jun-21	232	32,250,900	309,063
Cocoa Futures		Sep-21	2	49,120	(1,910)
Cocoa Futures		Dec-21	3	74,640	(2,840)
Cocoa Futures ICE		Dec-21	1	23,686	(922)
Coffee 'C' Futures		Jul-21	178	10,836,863	1,724,269
Coffee 'C' Futures		Sep-21	22	1,355,475	170,794
Coffee 'C' Futures		Dec-21	9	563,625	61,519
Coffee Robusta Futures		Jul-21	42	664,860	30,440
Coffee Robusta Futures		Sep-21	23	369,150	20,440
Copper Futures		Jul-21	264	30,871,500	1,889,513
Copper Futures		Sep-21	4	468,300	20,750
Corn Futures		Jul-21	166	5,451,025	114,138
Corn Futures		Sep-21	44	1,261,150	10,213
Corn Futures		Dec-21	53	1,445,575	(11,650)
Cotton No.2 Futures		Jul-21	28	1,149,680	(64,015)
Cotton No.2 Futures		Dec-21	164	6,832,240	(164,420)
DAX Index Futures		Jun-21	94	44,452,953	835,122
DAX-Mini Futures		Jun-21	1	94,581	(878)
DJIA Mini E-CBOT		Jun-21	125	21,570,625	641,245
Dutch TTF Gas Futures		Jul-21	15	339,288	37,148
Dutch TTF Gas Futures		Aug-21	10	224,151	2,368
E-Mini Consumer Discretionary Select Futures		Jun-21	1	174,420	6,310
E-Mini Consumer Staples Select Futures		Jun-21	2	142,000	9,960
E-Mini Crude Oil		Jul-21	13	431,080	5,368
E-Mini Energy Select Futures		Jun-21	2	108,260	(2,250)
E-Mini Financial Select Futures		Jun-21	2	233,325	6,463
E-Mini Health Care Select Futures		Jun-21	2	249,060	15,300
E-Mini Industrial Select Futures		Jun-21	1	105,660	2,140
E-Mini Materials Select Futures		Jun-21	1	91,940	5,940
E-Mini Real Estate Futures		Jun-21	2	105,375	2,325
Emissions ICE		Dec-21	52	3,235,891	686,393
Emissions ICE		Dec-22	1	62,899	(3,622)
EUR Foreign Exchange Currency Futures		Jun-21	598	91,228,638	540,544
Euro E-Mini Futures		Jun-21	2	152,556	1,763
Euro STOXX 50		Jun-21	554	27,468,953	731,867
Euro/JPY Futures		Jun-21	69	10,521,032	308,952
Euro-Bobl Futures		Jun-21	481	79,032,657	43,510
Euro-BTP Futures		Jun-21	66	11,858,495	(114,872)
Euro-Bund Futures		Jun-21	206	42,690,161	175,930
FTSE 100 Index Futures		Jun-21	332	33,091,634	343,397
FTSE China A50 Index		Jun-21	207	3,774,438	5,430
FTSE Taiwan Index		Jun-21	19	1,128,600	16,390
FTSE/JSE TOP 40		Jun-21	23	1,026,795	(3,975)
FTSE/MIB Index Futures		Jun-21	35	5,370,958	219,562
Gasoline RBOB Futures		Jul-21	103	9,244,229	395,913
Gasoline RBOB Futures		Aug-21	39	3,487,138	8,308
Gasoline RBOB Futures		Sep-21	2	176,912	823
GBP Currency Futures		Jun-21	841	74,617,725	1,333,444
Gold 100 Oz Futures		Aug-21	159	30,294,270	195,120
Gold 100 Oz Futures		Dec-21	2	381,820	3,740
Hang Seng China Enterprises Index Futures		Jun-21	35	2,415,216	21,467
Hang Seng Index Futures		Jun-21	224	41,830,613	68,607
IBEX 35 Index Futures		Jun-21	9	1,009,400	4,123
JPN 10-Year Bond (Osaka Securities Exchange)		Jun-21	5	6,893,522	1,821
Kansas City Hard Red Winter Wheat Futures		Jul-21	84	2,575,650	(289,413)
Kansas City Hard Red Winter Wheat Futures		Sep-21	8	248,200	(30,975)
Lean Hogs Futures		Jul-21	69	3,294,060	333,120
Lean Hogs Futures		Aug-21	170	7,903,300	975,070
Lean Hogs Futures		Oct-21	2	75,260	3,560
Live Cattle Futures		Aug-21	5	237,200	(6,820)
Live Cattle Futures		Oct-21	37	1,830,760	(12,070)
Live Cattle Futures		Dec-21	16	819,520	8,920
LME Aluminum Forward		Jun-21	1,530	94,353,570	10,661,954
LME Aluminum Forward		Jul-21	11	680,147	48,633
LME Aluminum Forward		Aug-21	44	2,728,286	155,130
LME Aluminum Forward		Sep-21	703	43,713,419	241,075
LME Aluminum Forward - 90 Day Settlement		Jun-21	1	61,281	7,081
LME Aluminum Forward - 90 Day Settlement		Jun-21	3	184,388	21,456
LME Aluminum Forward - 90 Day Settlement		Jun-21	1	61,480	7,082
LME Aluminum Forward - 90 Day Settlement		Jun-21	1	61,496	7,208
LME Aluminum Forward - 90 Day Settlement		Jun-21	10	615,570	71,726
LME Aluminum Forward - 90 Day Settlement		Jun-21	2	123,203	14,528
LME Aluminum Forward - 90 Day Settlement		Jun-21	12	740,028	79,248
LME Aluminum Forward - 90 Day Settlement		Jun-21	1	61,695	5,833
LME Aluminum Forward - 90 Day Settlement		Jun-21	11	678,763	54,090
LME Aluminum Forward - 90 Day Settlement		Jun-21	2	123,454	9,691
LME Aluminum Forward - 90 Day Settlement		Jun-21	1	61,732	5,795
LME Aluminum Forward - 90 Day Settlement		Jul-21	2	123,475	10,543
LME Aluminum Forward - 90 Day Settlement		Jul-21	21	1,297,028	128,011
LME Aluminum Forward - 90 Day Settlement		Jul-21	1	61,779	3,523
LME Aluminum Forward - 90 Day Settlement		Jul-21	1	61,800	3,563
LME Aluminum Forward - 90 Day Settlement		Jul-21	18	1,112,495	80,195
LME Aluminum Forward - 90 Day Settlement		Jul-21	1	61,832	3,557
LME Aluminum Forward - 90 Day Settlement		Jul-21	1	61,875	748
LME Aluminum Forward - 90 Day Settlement		Jul-21	1	61,884	809
LME Aluminum Forward - 90 Day Settlement		Jul-21	15	928,391	28,429
LME Aluminum Forward - 90 Day Settlement		Jul-21	1	61,902	814
LME Aluminum Forward - 90 Day Settlement		Aug-21	1	61,945	1,320
LME Aluminum Forward - 90 Day Settlement		Aug-21	1	61,963	(1,040)
LME Aluminum Forward - 90 Day Settlement		Aug-21	1	61,981	(1,041)
LME Aluminum Forward - 90 Day Settlement		Aug-21	13	806,085	6,842
LME Aluminum Forward - 90 Day Settlement		Aug-21	1	62,054	2,904
LME Aluminum Forward - 90 Day Settlement		Aug-21	14	868,879	37,876
LME Aluminum Forward - 90 Day Settlement		Aug-21	1	62,075	1,463
LME Copper Forward		Jun-21	319	81,749,731	11,300,630
LME Copper Forward		Jul-21	10	2,564,438	79,150
LME Copper Forward		Sep-21	173	44,390,719	188,110
LME Copper Forward - 90 Day Settlement		Jun-21	2	510,258	53,955
LME Copper Forward - 90 Day Settlement		Jun-21	4	1,024,825	135,275
LME Copper Forward - 90 Day Settlement		Jun-21	1	256,219	27,831
LME Copper Forward - 90 Day Settlement		Jun-21	2	512,463	64,950
LME Copper Forward - 90 Day Settlement		Jun-21	3	768,806	101,722
LME Copper Forward - 90 Day Settlement		Jun-21	1	256,269	28,494
LME Copper Forward - 90 Day Settlement		Jun-21	4	1,024,996	120,981
LME Copper Forward - 90 Day Settlement		Jun-21	1	256,229	30,079
LME Copper Forward - 90 Day Settlement		Jun-21	3	768,394	97,971
LME Copper Forward - 90 Day Settlement		Jun-21	1	256,225	31,478
LME Copper Forward - 90 Day Settlement		Jul-21	4	1,025,183	126,676
LME Copper Forward - 90 Day Settlement		Jul-21	4	1,025,550	125,386
LME Copper Forward - 90 Day Settlement		Jul-21	3	769,163	75,145
LME Copper Forward - 90 Day Settlement		Jul-21	2	512,888	44,238
LME Copper Forward - 90 Day Settlement		Jul-21	1	256,300	(3,131)
LME Copper Forward - 90 Day Settlement		Jul-21	1	256,338	10,650
LME Copper Forward - 90 Day Settlement		Jul-21	8	2,050,750	75,400
LME Copper Forward - 90 Day Settlement		Jul-21	1	256,350	7,600
LME Copper Forward - 90 Day Settlement		Aug-21	1	256,401	(3,105)
LME Copper Forward - 90 Day Settlement		Aug-21	1	256,411	6,574
LME Copper Forward - 90 Day Settlement		Aug-21	1	256,471	(6,267)
LME Copper Forward - 90 Day Settlement		Aug-21	3	769,425	9,575
LME Copper Forward - 90 Day Settlement		Aug-21	10	2,564,938	4,138
LME Copper Forward - 90 Day Settlement		Aug-21	3	769,219	12,794
LME Copper Forward - 90 Day Settlement		Aug-21	7	1,795,106	59,101
LME Lead Forward		Jun-21	135	7,348,219	329,891
LME Lead Forward		Jul-21	37	2,021,356	34,841
LME Lead Forward		Sep-21	49	2,692,856	(17,813)
LME Nickel Forward		Jun-21	71	7,703,358	6,829
LME Nickel Forward		Jul-21	5	542,880	5,972
LME Nickel Forward		Sep-21	26	2,826,798	67,032
LME Nickel Forward - 90 Day Settlement		Jun-21	2	214,320	(8,626)
LME Nickel Forward - 90 Day Settlement		Jun-21	2	216,936	22,103
LME Nickel Forward - 90 Day Settlement		Jun-21	4	433,872	44,124
LME Nickel Forward - 90 Day Settlement		Jun-21	1	108,468	11,478
LME Nickel Forward - 90 Day Settlement		Jun-21	1	108,480	12,630
LME Nickel Forward - 90 Day Settlement		Jun-21	1	108,521	11,360
LME Nickel Forward - 90 Day Settlement		Jul-21	1	108,552	8,052
LME Nickel Forward - 90 Day Settlement		Jul-21	1	108,564	10,374
LME Nickel Forward - 90 Day Settlement		Jul-21	3	325,787	21,257
LME Nickel Forward - 90 Day Settlement		Jul-21	4	434,407	13,207
LME Nickel Forward - 90 Day Settlement		Aug-21	1	108,613	1,183
LME Nickel Forward - 90 Day Settlement		Aug-21	1	108,617	2,054
LME Nickel Forward - 90 Day Settlement		Aug-21	2	217,248	108
LME Nickel Forward - 90 Day Settlement		Aug-21	6	651,924	288
LME Nickel Forward - 90 Day Settlement		Aug-21	1	108,667	4,937
LME Nickel Forward - 90 Day Settlement		Aug-21	3	326,034	14,806
LME Palladium Forward - 90 Day Settlement		Jun-21	1	55,219	3,119
LME Palladium Forward - 90 Day Settlement		Jun-21	1	54,846	5,352
LME Palladium Forward - 90 Day Settlement		Jul-21	2	109,200	6,481
LME Palladium Forward - 90 Day Settlement		Jul-21	1	54,635	3,610
LME Palladium Forward - 90 Day Settlement		Jul-21	2	109,328	4,094
LME Palladium Forward - 90 Day Settlement		Jul-21	1	54,669	1,131
LME Palladium Forward - 90 Day Settlement		Aug-21	1	54,708	(317)
LME Palladium Forward - 90 Day Settlement		Aug-21	3	164,144	(1,148)
LME Palladium Forward - 90 Day Settlement		Aug-21	2	109,482	(2,543)
LME Palladium Forward - 90 Day Settlement		Aug-21	3	164,243	(3,482)
LME Palladium Forward - 90 Day Settlement		Aug-21	3	164,263	(1,762)
LME Palladium Forward - 90 Day Settlement		Aug-21	14	767,022	(571)
LME Palladium Forward - 90 Day Settlement		Aug-21	1	54,797	(153)
LME Palladium Forward - 90 Day Settlement		Aug-21	13	712,780	5,190
LME Silver Forward - 90 Day Settlement		Jun-21	4	659,850	178,075
LME Silver Forward - 90 Day Settlement		Jun-21	2	329,850	91,575
LME Silver Forward - 90 Day Settlement		Jun-21	1	164,675	43,175
LME Silver Forward - 90 Day Settlement		Jun-21	1	164,550	43,050
LME Silver Forward - 90 Day Settlement		Jun-21	8	1,315,400	337,160
LME Silver Forward - 90 Day Settlement		Jun-21	2	327,450	73,850
LME Silver Forward - 90 Day Settlement		Jun-21	3	490,875	105,135
LME Silver Forward - 90 Day Settlement		Jun-21	1	162,700	35,045
LME Silver Forward - 90 Day Settlement		Jun-21	2	323,550	67,270
LME Silver Forward - 90 Day Settlement		Jun-21	9	1,448,100	303,424
LME Silver Forward - 90 Day Settlement		Jun-21	1	160,738	32,763
LME Silver Forward - 90 Day Settlement		Jul-21	7	1,123,267	220,967
LME Silver Forward - 90 Day Settlement		Jul-21	2	320,717	64,617
LME Silver Forward - 90 Day Settlement		Jul-21	1	160,304	25,564
LME Silver Forward - 90 Day Settlement		Jul-21	4	639,900	107,210
LME Silver Forward - 90 Day Settlement		Jul-21	4	639,500	100,660
LME Silver Forward - 90 Day Settlement		Aug-21	1	156,339	12,089
LME Silver Forward - 90 Day Settlement		Aug-21	1	156,232	11,122
LME Silver Forward - 90 Day Settlement		Aug-21	1	156,125	6,825
LME Silver Forward - 90 Day Settlement		Aug-21	1	155,938	7,288
LME Silver Forward - 90 Day Settlement		Aug-21	1	155,750	7,525
LME Silver Forward - 90 Day Settlement		Aug-21	4	621,500	24,360
LME Silver Forward - 90 Day Settlement		Aug-21	1	154,325	6,375
LME Silver Forward - 90 Day Settlement		Aug-21	3	461,100	18,569
LME Zinc Forward		Jun-21	134	10,199,243	786,243
LME Zinc Forward		Jul-21	23	1,755,331	61,200
LME Zinc Forward		Sep-21	132	10,112,025	165,780
LME Zinc Forward - 90 Day Settlement		Jun-21	2	152,178	12,067
LME Zinc Forward - 90 Day Settlement		Jun-21	1	76,092	5,978
LME Zinc Forward - 90 Day Settlement		Jun-21	2	152,199	13,924
LME Zinc Forward - 90 Day Settlement		Jun-21	6	456,618	39,957
LME Zinc Forward - 90 Day Settlement		Jun-21	1	76,105	5,957
LME Zinc Forward - 90 Day Settlement		Jun-21	5	380,786	29,411
LME Zinc Forward - 90 Day Settlement		Jul-21	3	228,714	16,223
LME Zinc Forward - 90 Day Settlement		Jul-21	3	228,919	14,663
LME Zinc Forward - 90 Day Settlement		Jul-21	3	228,938	12,094
LME Zinc Forward - 90 Day Settlement		Jul-21	4	305,400	12,903
LME Zinc Forward - 90 Day Settlement		Aug-21	1	76,390	1,853
LME Zinc Forward - 90 Day Settlement		Aug-21	2	152,813	3,925
LME Zinc Forward - 90 Day Settlement		Aug-21	7	535,281	7,796
LME Zinc Forward - 90 Day Settlement		Aug-21	1	76,469	2,281
LME Zinc Forward - 90 Day Settlement		Aug-21	6	459,000	13,575
Long Gilt Futures		Sep-21	4	722,344	(1,504)
Low Sulphur Gasoil G Futures		Jun-21	11	622,050	31,375
Low Sulphur Gasoil G Futures		Jul-21	176	9,983,600	299,675
Low Sulphur Gasoil G Futures		Aug-21	21	1,193,850	24,075
Low Sulphur Gasoil G Futures		Sep-21	3	170,850	8,150
Low Sulphur Gasoil G Futures		Oct-21	2	114,050	3,300
Lumber Futures		Jul-21	3	432,135	(52,855)
MAIZE Futures		Aug-21	4	63,655	3,963
MDAX Index Futures		Jun-21	2	406,236	7,945
Micro EUR/USD Futures		Jun-21	6	91,534	1,409
Mill Wheat Euro		Sep-21	18	231,848	(3,552)
Mill Wheat Euro		Dec-21	13	166,257	(6,875)
Mill Wheat Euro		Mar-22	1	12,835	(594)
Mini FTSE/MIB Pound Futures		Jun-21	4	122,765	5,119
Mini H-Shares Index Futures		Jun-21	8	110,410	48
Mini HSI Index Futures		Jun-21	1	291,610	(300)
Mini TOPIX Index Futures		Jun-21	18	319,242	2,590
MSCI EAFE Index Futures		Jun-21	40	4,674,000	168,150
MSCI Emerging Markets Index Futures		Jun-21	81	5,511,645	86,065
MSCI Singapore Exchange ETS		Jun-21	30	820,038	7,887
MXN Currency Futures		Jun-21	632	15,841,080	503,970
Nasdaq 100 E-Mini		Jun-21	146	39,964,580	522,388
Natural Gas Futures		Jul-21	129	3,851,940	(63,470)
Natural Gas Futures		Aug-21	112	3,367,840	(13,220)
Natural Gas Futures		Sep-21	1	30,020	(450)
Natural Gas Futures		Oct-21	4	120,680	1,790
Natural Gas Futures ICE		Jul-21	15	400,429	(418)
Natural Gas Futures ICE		Aug-21	5	133,058	748
Nikkei 225 (Chicago Mercantile Exchange)		Jun-21	5	725,500	1,050
Nikkei 225 (Osaka Securities Exchange)		Jun-21	27	7,158,374	46,421
Nikkei 225 (Singapore Exchange)		Jun-21	278	94,146,706	(119,133)
Nikkei 225 Mini		Jun-21	22	583,275	1,534
Nikkei/Yen Futures		Jun-21	8	1,056,858	39,787
NY Harbor Ultra-Low Sulfur Diesel Futures		Jul-21	157	13,440,550	568,810
NY Harbor Ultra-Low Sulfur Diesel Futures		Aug-21	23	1,970,060	54,936
NY Harbor Ultra-Low Sulfur Diesel Futures		Sep-21	2	171,436	(449)
NY Harbor Ultra-Low Sulfur Diesel Futures		Dec-21	1	85,701	5,502
NZD Currency Futures		Jun-21	332	24,096,560	247,320
OAT Futures		Jul-21	1	18,875	325
OMX Stockholm 30 Index Futures		Jun-21	1,033	28,113,413	434,577
Palladium Futures		Sep-21	4	1,132,040	6,170
Palm Oil Futures		Jul-21	4	100,641	(3,798)
Palm Oil Futures		Aug-21	30	727,592	(41,678)
Palm Oil Futures		Sep-21	8	188,412	(8,806)
Palm Oil Futures		Oct-21	2	46,099	(3,085)
Platinum Futures		Jul-21	26	1,537,120	(29,590)
Rapeseed Euro		Aug-21	9	285,215	22,743
Rapeseed Euro		Nov-21	4	125,055	(2,058)
Red Wheat Futures (Minneapolis Grain Exchange)		Jul-21	13	472,875	(1,175)
Red Wheat Futures (Minneapolis Grain Exchange)		Sep-21	4	146,700	(2,788)
Rough Rice Futures		Jul-21	1	26,600	(2,070)
Russell 2000 E-Mini		Jun-21	70	7,940,100	58,399
S&P 500 E-Mini Futures		Jun-21	305	64,086,600	1,481,945
S&P Mid 400 E-Mini		Jun-21	11	2,999,370	55,245
S&P/TSX 60 IX Futures		Jun-21	60	11,798,849	540,322
SGX Iron Ore 62% Futures		Jun-21	4	73,844	3,445
SGX Iron Ore 62% Futures		Jul-21	28	511,087	42,579
SGX Iron Ore 62% Futures		Aug-21	10	173,260	7,300
SGX Iron Ore 62% Futures		Sep-21	5	83,995	4,502
SGX Nifty 50		Jun-21	178	5,515,330	95,799
Short BTP Future		Jun-21	69	9,519,011	3,061
Silver Futures		Jul-21	103	14,427,210	663,944
Silver Futures		Sep-21	1	140,225	8,805
Soybean Futures		Jul-21	106	8,111,650	167,213
Soybean Futures		Aug-21	13	963,300	17,200
Soybean Futures		Nov-21	157	10,776,088	615,275
Soybean Futures		Jan-22	8	549,200	(12,538)
Soybean Meal Futures		Jul-21	41	1,621,550	(106,170)
Soybean Meal Futures		Aug-21	5	198,250	(15,900)
Soybean Oil Futures		Jul-21	81	3,197,394	420,606
Soybean Oil Futures		Aug-21	10	373,980	35,784
Soybean Oil Futures		Dec-21	27	952,398	104,196
Soybean Oil Futures		Jan-22	6	207,648	29,052
SPI 200 Futures		Jun-21	122	16,870,119	651,466
STOXX Dividend Futures		Dec-22	1	13,048	354
STOXX Europe 600 Banks Index		Jun-21	14	119,848	7,628
STOXX Europe 600 Index		Jun-21	36	985,123	30,749
STOXX Europe 600 Institutional Index		Jun-21	1	18,609	(262)
Sugar No. 11 (World)		Jul-21	259	5,035,789	283,450
Sugar No. 11 (World)		Oct-21	374	7,284,323	215,667
Sugar No. 11 (World)		Mar-22	53	1,038,206	16,598
Sugar No. 11 (World)		May-22	2	37,094	2,240
Topix Index Futures		Jun-21	87	15,430,054	(112,519)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)		Sep-21	1,424	187,879,000	(179,438)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)		Sep-21	645	142,373,673	32,696
U.S. Treasury 5-Year Notes (Chicago Board of Trade)		Sep-21	286	35,421,547	13,938
USD/NOK Futures		Jun-21	2	199,606	(3,538)
USD/SEK Futures		Jun-21	8	799,016	(19,821)
Wheat (Chicago Board of Trade)		Jul-21	95	3,151,624	(234,925)
Wheat (Chicago Board of Trade)		Sep-21	23	767,337	(41,564)
Wheat (Chicago Board of Trade)		Dec-21	89	3,002,637	(140,451)
White Sugar ICE		Aug-21	24	551,519	19,054
White Sugar ICE		Oct-21	11	253,824	16,394
WTI Crude Futures		Jul-21	422	27,987,039	790,919
WTI Crude Futures		Aug-21	30	1,982,999	35,729
WTI Crude Futures		Sep-21	115	7,543,999	346,479
WTI Crude Futures		Oct-21	2	130,039	609
WTI Crude Futures		Dec-21	10	639,099	31,989
WTI Crude Futures IPE		Jul-21	9	596,879	4,459
WTI Crude Futures IPE		Aug-21	1	66,679	69
					$51,357,816

SHORT CONTRACTS		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures		Jun-21	16	$(2,206,510)	$(628)
3-Month Euro Euribor		Mar-22	32	(9,805,863)	(366)
3-Month Euro Euribor		Jun-22	37	(11,336,901)	(290)
3-Month Euro Euribor		Sep-22	531	(162,667,477)	(13,231)
3-Month Euro Euribor		Dec-22	40	(12,250,012)	(366)
3-Month Euro Euribor		Mar-23	40	(12,245,744)	(1,189)
3-Month Euro Euribor		Jun-23	39	(11,935,439)	(1,860)
3-Month Euro Euribor		Sep-23	42	(12,849,068)	(2,302)
3-Month Euro Euribor		Dec-23	29	(8,868,439)	(2,271)
3-Month Euro Euribor		Mar-24	26	(7,947,448)	(2,424)
3-Month Euro Euribor		Jun-24	22	(6,721,745)	(1,555)
3-Month Euro Euribor		Sep-24	6	(1,832,289)	(1,189)
90-DAY Eurodollar Futures		Mar-22	1,027	(256,339,200)	(121,738)
90-DAY Eurodollar Futures		Jun-23	288	(71,582,400)	147,600
90-DAY Eurodollar Futures		Mar-24	114	(28,182,225)	(34,450)
90-DAY Eurodollar Futures		Jun-25	10	(2,455,875)	(813)
90-DAY Sterling Futures		Mar-22	460	(81,425,353)	3,194
90-DAY Sterling Futures		Jun-22	639	(113,053,759)	23,531
90-DAY Sterling Futures		Sep-22	233	(41,202,378)	4,701
90-DAY Sterling Futures		Dec-22	209	(36,936,112)	(27)
90-DAY Sterling Futures		Mar-23	395	(69,761,938)	(577)
90-DAY Sterling Futures		Jun-23	204	(36,003,619)	(6,040)
90-DAY Sterling Futures		Sep-23	192	(33,860,214)	(6,209)
90-DAY Sterling Futures		Dec-23	46	(8,106,223)	319
90-DAY Sterling Futures		Mar-24	202	(35,577,184)	(1,721)
90-DAY Sterling Futures		Jun-24	26	(4,576,244)	(1,384)
AUD/USD Currency Futures		Jun-21	561	(43,281,345)	(39,227)
Australian 10-Year Bond Futures		Jun-21	453	(48,950,987)	(356,276)
CAD Currency Futures		Jun-21	339	(28,048,860)	(247,326)
Canadian 10-Year Bond Futures		Sep-21	358	(42,747,817)	(34,121)
Cattle Feeder Futures		Aug-21	4	(302,700)	(12,488)
CHF Currency Futures		Jun-21	35	(4,865,438)	(140,008)
Cocoa Futures		Jul-21	10	(241,200)	(1,930)
Cocoa Futures		Sep-21	1	(24,560)	10
Cocoa Futures ICE		Jul-21	17	(390,109)	2,753
Cocoa Futures ICE		Sep-21	4	(85,818)	71
Cocoa Futures ICE		Dec-21	1	(23,686)	184
Dollar Index		Jun-21	448	(40,316,864)	283,464
EUR Foreign Exchange Currency Futures		Jun-21	394	(60,107,163)	(1,364,924)
Euro BUXL 30-Year Bond Futures		Jun-21	54	(13,234,623)	226,087
Euro/CHF 3-Month Futures ICE		Sep-21	1	(280,017)	(56)
Euro/CHF 3-Month Futures ICE		Dec-21	1	(280,017)	(56)
Euro/GBP Futures		Jun-21	3	(457,514)	2,253
Euro-Bobl Futures		Jun-21	726	(119,288,377)	(53,912)
Euro-BTP Futures		Jun-21	1	(179,674)	(2,524)
Euro-Bund Futures		Jun-21	1,354	(280,594,556)	1,618,860
Euro-Oat Futures		Jun-21	295	(57,709,258)	(64,643)
Euro-Schatz Futures		Jun-21	993	(135,677,144)	52,827
FTSE/JSE TOP 40		Jun-21	1	(44,643)	(1,080)
Gasoline RBOB Futures		Jun-21	41	(3,679,742)	(44,810)
GBP Currency Futures		Jun-21	17	(1,508,325)	(28,651)
Gold 100 Oz Futures		Aug-21	25	(4,763,250)	(14,680)
Hang Seng China Enterprises Index Futures		Jun-21	4	(276,025)	(1,134)
JPN 10-Year Bond (Osaka Securities Exchange)		Jun-21	87	(119,947,285)	(350,344)
JPY Currency Futures		Jun-21	1,700	(193,576,875)	1,063,109
Live Cattle Futures		Aug-21	35	(1,660,400)	12,490
LME Aluminum Forward		Jun-21	1,530	(94,353,570)	(7,361,293)
LME Aluminum Forward		Jul-21	5	(309,158)	(6,348)
LME Aluminum Forward		Sep-21	318	(19,773,638)	(286,790)
LME Aluminum Forward - 90 Day Settlement		Jun-21	1	(61,281)	(6,918)
LME Aluminum Forward - 90 Day Settlement		Jun-21	3	(184,388)	(25,038)
LME Aluminum Forward - 90 Day Settlement		Jun-21	1	(61,480)	(5,818)
LME Aluminum Forward - 90 Day Settlement		Jun-21	1	(61,496)	(7,113)
LME Aluminum Forward - 90 Day Settlement		Jun-21	10	(615,570)	(65,195)
LME Aluminum Forward - 90 Day Settlement		Jun-21	2	(123,203)	(13,065)
LME Aluminum Forward - 90 Day Settlement		Jun-21	12	(740,028)	(61,684)
LME Aluminum Forward - 90 Day Settlement		Jun-21	1	(61,695)	(6,125)
LME Aluminum Forward - 90 Day Settlement		Jun-21	11	(678,763)	(67,408)
LME Aluminum Forward - 90 Day Settlement		Jun-21	2	(123,454)	(12,229)
LME Aluminum Forward - 90 Day Settlement		Jun-21	1	(61,732)	(6,113)
LME Aluminum Forward - 90 Day Settlement		Jul-21	2	(123,475)	(12,298)
LME Aluminum Forward - 90 Day Settlement		Jul-21	21	(1,297,028)	(92,454)
LME Aluminum Forward - 90 Day Settlement		Jul-21	1	(61,779)	(4,954)
LME Aluminum Forward - 90 Day Settlement		Jul-21	1	(61,800)	(4,575)
LME Aluminum Forward - 90 Day Settlement		Jul-21	18	(1,112,495)	(32,893)
LME Aluminum Forward - 90 Day Settlement		Jul-21	1	(61,832)	(3,307)
LME Aluminum Forward - 90 Day Settlement		Jul-21	1	(61,875)	(1,800)
LME Aluminum Forward - 90 Day Settlement		Jul-21	1	(61,884)	(1,797)
LME Aluminum Forward - 90 Day Settlement		Jul-21	15	(928,391)	(4,287)
LME Aluminum Forward - 90 Day Settlement		Jul-21	1	(61,902)	(1,677)
LME Aluminum Forward - 90 Day Settlement		Aug-21	1	(61,945)	(1,661)
LME Aluminum Forward - 90 Day Settlement		Aug-21	1	(61,963)	1,587
LME Aluminum Forward - 90 Day Settlement		Aug-21	1	(61,981)	2,632
LME Aluminum Forward - 90 Day Settlement		Aug-21	13	(806,085)	(33,120)
LME Aluminum Forward - 90 Day Settlement		Aug-21	1	(62,054)	(2,754)
LME Copper Forward		Jun-21	318	(81,493,463)	(6,097,961)
LME Copper Forward		Sep-21	89	(22,836,844)	(429,424)
LME Copper Forward - 90 Day Settlement		Jun-21	2	(510,258)	(53,458)
LME Copper Forward - 90 Day Settlement		Jun-21	4	(1,024,825)	(122,375)
LME Copper Forward - 90 Day Settlement		Jun-21	1	(256,219)	(30,644)
LME Copper Forward - 90 Day Settlement		Jun-21	2	(512,463)	(71,231)
LME Copper Forward - 90 Day Settlement		Jun-21	3	(768,806)	(90,764)
LME Copper Forward - 90 Day Settlement		Jun-21	1	(256,269)	(30,231)
LME Copper Forward - 90 Day Settlement		Jun-21	4	(1,024,996)	(127,456)
LME Copper Forward - 90 Day Settlement		Jun-21	1	(256,229)	(31,511)
LME Copper Forward - 90 Day Settlement		Jun-21	3	(768,394)	(105,623)
LME Copper Forward - 90 Day Settlement		Jun-21	1	(256,225)	(35,288)
LME Copper Forward - 90 Day Settlement		Jul-21	4	(1,025,183)	(125,481)
LME Copper Forward - 90 Day Settlement		Jul-21	4	(1,025,550)	(50,324)
LME Copper Forward - 90 Day Settlement		Jul-21	3	(769,163)	(28,313)
LME Copper Forward - 90 Day Settlement		Jul-21	2	(512,888)	(6,369)
LME Copper Forward - 90 Day Settlement		Jul-21	1	(256,300)	(18,413)
LME Copper Forward - 90 Day Settlement		Jul-21	1	(256,338)	(9,456)
LME Copper Forward - 90 Day Settlement		Jul-21	8	(2,050,750)	(8,855)
LME Copper Forward - 90 Day Settlement		Jul-21	1	(256,350)	(447)
LME Copper Forward - 90 Day Settlement		Aug-21	1	(256,401)	(7,939)
LME Copper Forward - 90 Day Settlement		Aug-21	1	(256,411)	(461)
LME Copper Forward - 90 Day Settlement		Aug-21	1	(256,471)	(466)
LME Copper Forward - 90 Day Settlement		Aug-21	3	(769,425)	2,650
LME Copper Forward - 90 Day Settlement		Aug-21	8	(2,051,950)	(60,909)
LME Copper Forward - 90 Day Settlement		Aug-21	3	(769,219)	(21,772)
LME Copper Forward - 90 Day Settlement		Aug-21	1	(256,400)	(5,875)
LME Copper Forward - 90 Day Settlement		Aug-21	1	(256,430)	(6,980)
LME Lead Forward		Jun-21	135	(7,348,219)	(357,095)
LME Lead Forward		Jul-21	2	(109,263)	(5,465)
LME Lead Forward		Sep-21	8	(439,650)	(1,899)
LME Nickel Forward		Jun-21	66	(7,160,868)	(419,109)
LME Nickel Forward		Sep-21	3	(326,169)	(15,308)
LME Nickel Forward - 90 Day Settlement		Jun-21	2	(214,320)	(19,509)
LME Nickel Forward - 90 Day Settlement		Jun-21	2	(216,936)	5,994
LME Nickel Forward - 90 Day Settlement		Jun-21	4	(433,872)	(6,522)
LME Nickel Forward - 90 Day Settlement		Jun-21	1	(108,468)	(12,648)
LME Nickel Forward - 90 Day Settlement		Jun-21	1	(108,480)	(11,384)
LME Nickel Forward - 90 Day Settlement		Jun-21	1	(108,521)	(8,082)
LME Nickel Forward - 90 Day Settlement		Jul-21	1	(108,552)	(10,396)
LME Nickel Forward - 90 Day Settlement		Jul-21	1	(108,564)	(3,276)
LME Nickel Forward - 90 Day Settlement		Jul-21	3	(325,787)	(9,941)
LME Nickel Forward - 90 Day Settlement		Jul-21	2	(217,204)	(208)
LME Nickel Forward - 90 Day Settlement		Aug-21	1	(108,613)	(2,059)
LME Nickel Forward - 90 Day Settlement		Aug-21	1	(108,617)	(887)
LME Nickel Forward - 90 Day Settlement		Aug-21	2	(217,248)	(144)
LME Nickel Forward - 90 Day Settlement		Aug-21	2	(217,250)	(134)
LME Nickel Forward - 90 Day Settlement		Aug-21	4	(434,616)	(19,872)
LME Nickel Forward - 90 Day Settlement		Aug-21	1	(108,654)	(4,674)
LME Nickel Forward - 90 Day Settlement		Aug-21	1	(108,657)	(6,147)
LME Nickel Forward - 90 Day Settlement		Aug-21	1	(108,667)	(7,867)
LME Palladium Forward - 90 Day Settlement		Jun-21	1	(55,219)	(5,843)
LME Palladium Forward - 90 Day Settlement		Jun-21	1	(54,846)	(4,284)
LME Palladium Forward - 90 Day Settlement		Jul-21	2	(109,200)	(4,199)
LME Palladium Forward - 90 Day Settlement		Jul-21	1	(54,635)	(3,416)
LME Palladium Forward - 90 Day Settlement		Jul-21	2	(109,328)	1,138
LME Palladium Forward - 90 Day Settlement		Jul-21	1	(54,669)	(61)
LME Palladium Forward - 90 Day Settlement		Aug-21	1	(54,708)	(60)
LME Palladium Forward - 90 Day Settlement		Aug-21	3	(164,144)	(179)
LME Palladium Forward - 90 Day Settlement		Aug-21	2	(109,482)	(118)
LME Palladium Forward - 90 Day Settlement		Aug-21	3	(164,243)	(178)
LME Palladium Forward - 90 Day Settlement		Aug-21	3	(164,263)	(177)
LME Palladium Forward - 90 Day Settlement		Aug-21	12	(657,447)	(4,947)
LME Palladium Forward - 90 Day Settlement		Aug-21	1	(54,797)	(397)
LME Palladium Forward - 90 Day Settlement		Aug-21	1	(54,800)	475
LME Palladium Forward - 90 Day Settlement		Aug-21	1	(54,821)	(1,296)
LME Palladium Forward - 90 Day Settlement		Aug-21	1	(54,829)	(342)
LME Palladium Forward - 90 Day Settlement		Aug-21	2	(109,675)	(413)
LME Silver Forward - 90 Day Settlement		Jun-21	4	(659,850)	(170,370)
LME Silver Forward - 90 Day Settlement		Jun-21	2	(329,850)	(85,210)
LME Silver Forward - 90 Day Settlement		Jun-21	1	(164,675)	(42,455)
LME Silver Forward - 90 Day Settlement		Jun-21	1	(164,550)	(42,380)
LME Silver Forward - 90 Day Settlement		Jun-21	8	(1,315,400)	(284,285)
LME Silver Forward - 90 Day Settlement		Jun-21	2	(327,450)	(67,725)
LME Silver Forward - 90 Day Settlement		Jun-21	3	(490,875)	(112,750)
LME Silver Forward - 90 Day Settlement		Jun-21	1	(162,700)	(34,050)
LME Silver Forward - 90 Day Settlement		Jun-21	2	(323,550)	(69,188)
LME Silver Forward - 90 Day Settlement		Jun-21	9	(1,448,100)	(292,710)
LME Silver Forward - 90 Day Settlement		Jun-21	1	(160,738)	(34,813)
LME Silver Forward - 90 Day Settlement		Jul-21	7	(1,123,267)	(200,588)
LME Silver Forward - 90 Day Settlement		Jul-21	2	(320,717)	(63,517)
LME Silver Forward - 90 Day Settlement		Jul-21	1	(160,304)	(32,204)
LME Silver Forward - 90 Day Settlement		Jul-21	4	(639,900)	(101,260)
LME Silver Forward - 90 Day Settlement		Jul-21	4	(639,500)	(101,875)
LME Silver Forward - 90 Day Settlement		Aug-21	1	(156,339)	(11,389)
LME Silver Forward - 90 Day Settlement		Aug-21	1	(156,232)	(6,787)
LME Silver Forward - 90 Day Settlement		Aug-21	1	(156,125)	(6,730)
LME Silver Forward - 90 Day Settlement		Aug-21	1	(155,938)	(6,543)
LME Silver Forward - 90 Day Settlement		Aug-21	1	(155,750)	(6,430)
LME Silver Forward - 90 Day Settlement		Aug-21	2	(310,750)	(14,850)
LME Silver Forward - 90 Day Settlement		Aug-21	2	(309,700)	(13,800)
LME Silver Forward - 90 Day Settlement		Aug-21	1	(154,325)	(6,705)
LME Zinc Forward		Jun-21	134	(10,199,243)	(425,535)
LME Zinc Forward		Jul-21	1	(76,319)	(1,975)
LME Zinc Forward		Sep-21	16	(1,225,700)	(30,766)
LME Zinc Forward - 90 Day Settlement		Jun-21	2	(152,178)	(12,006)
LME Zinc Forward - 90 Day Settlement		Jun-21	1	(76,092)	(7,230)
LME Zinc Forward - 90 Day Settlement		Jun-21	2	(152,199)	(12,117)
LME Zinc Forward - 90 Day Settlement		Jun-21	6	(456,618)	(35,550)
LME Zinc Forward - 90 Day Settlement		Jun-21	1	(76,105)	(6,017)
LME Zinc Forward - 90 Day Settlement		Jun-21	5	(380,786)	(27,994)
LME Zinc Forward - 90 Day Settlement		Jul-21	3	(228,714)	(14,702)
LME Zinc Forward - 90 Day Settlement		Jul-21	3	(228,919)	(12,169)
LME Zinc Forward - 90 Day Settlement		Jul-21	3	(228,938)	(11,755)
LME Zinc Forward - 90 Day Settlement		Jul-21	4	(305,400)	(4,420)
LME Zinc Forward - 90 Day Settlement		Aug-21	1	(76,390)	(1,108)
LME Zinc Forward - 90 Day Settlement		Aug-21	2	(152,813)	(2,223)
LME Zinc Forward - 90 Day Settlement		Aug-21	5	(382,344)	(11,531)
LME Zinc Forward - 90 Day Settlement		Aug-21	2	(152,925)	(4,575)
LME Zinc Forward - 90 Day Settlement		Aug-21	1	(76,469)	(2,256)
Long Gilt Futures		Sep-21	561	(101,308,806)	(70,233)
Mill Wheat Euro		Dec-21	1	(12,789)	(183)
Natural Gas Futures		Jul-21	80	(2,388,800)	38,381
Natural Gas Futures		Aug-21	2	(60,140)	(469)
New Zealand 3-Month Bank Bill Futures		Sep-21	3	(216,603)	(71)
New Zealand 3-Month Bank Bill Futures		Dec-21	5	(360,824)	(93)
NY Harbor Ultra-Low Sulfur Diesel Futures		Jul-21	187	(16,008,807)	(366,747)
NZD Currency Futures		Jun-21	4	(290,319)	(5,771)
Orange Juice Futures		Jul-21	5	(88,987)	(4,162)
Platinum Futures		Jul-21	145	(8,572,399)	35,556
S&P 500 E-Mini Futures		Jun-21	121	(25,424,519)	(633,522)
Soybean Meal Futures		Jul-21	6	(237,299)	(9,419)
Swiss Federal Bond Futures		Jun-21	4	(726,358)	(1,066)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)		Sep-21	791	(104,362,562)	(37,679)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)		Sep-21	108	(23,839,312)	(2,968)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)		Sep-21	585	(72,453,163)	(58,202)
U.S. Treasury Long Bond (Chicago Board of Trade)		Sep-21	323	(50,559,593)	9,196
U.S. Treasury Ultra 10-Year Notes		Sep-21	71	(10,291,671)	7,056
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)		Sep-21	55	(10,188,749)	(3,335)
Wheat (Chicago Board of Trade)		Jul-21	38	(1,260,649)	21,776
Wheat (Chicago Board of Trade)		Dec-21	3	(101,212)	551
WTI Crude Futures		Jul-21	58	(3,846,559)	(9,779)
					$(19,681,893)
Total Futures Contracts					$31,675,923

Forward foreign currency contracts outstanding as of May 31, 2021 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	2,363,752	EUR	1,500,000	Jun 01 2021	BOA	$(7,080)
AUD	200,000	JPY	16,964,124	Jun 01 2021	BOA	(274)
AUD	2,165	USD	1,674	Jun 01 2021	BOA	(5)
AUD	8,501,052	USD	6,516,490	Jun 16 2021	BOA	37,506
AUD	12,322,000	USD	9,532,245	Jun 18 2021	BOA	(32,340)
AUD	11,600,000	CAD	10,859,288	Jun 23 2021	BOA	(45,282)
AUD	10,624,415	EUR	6,750,000	Jun 23 2021	BOA	(44,101)
AUD	7,291,844	GBP	4,000,000	Jun 23 2021	BOA	(54,838)
AUD	9,400,000	JPY	794,297,520	Jun 23 2021	BOA	14,115
AUD	19,800,000	NZD	21,207,931	Jun 23 2021	BOA	(96,423)
AUD	6,600,000	USD	5,115,077	Jun 23 2021	BOA	(26,537)
AUD	68,536,000	USD	53,047,774	Aug 13 2021	BOA	(196,513)
BRL	12,973,006	USD	2,457,517	Jun 02 2021	BOA	30,753
BRL	15,838,941	USD	2,848,863	Jun 16 2021	BOA	184,898
BRL	531,038	USD	100,000	Jul 02 2021	BOA	1,550
CAD	18,724,901	USD	15,515,156	Jun 01 2021	BOA	(15,162)
CAD	18,724,901	USD	15,502,350	Jun 02 2021	BOA	(2,383)
CAD	13,662,232	USD	10,841,706	Jun 16 2021	BOA	467,309
CAD	23,794,000	USD	19,250,171	Jun 18 2021	BOA	445,442
CAD	15,137,938	EUR	10,250,000	Jun 23 2021	BOA	24,779
CAD	9,000,000	JPY	810,435,370	Jun 23 2021	BOA	69,593
CAD	12,000,000	USD	9,928,613	Jun 23 2021	BOA	4,389
CAD	53,297,000	USD	43,998,439	Aug 13 2021	BOA	115,368
CHF	794,274	GBP	625,000	Jun 01 2021	BOA	(3,864)
CHF	250,000	JPY	30,497,224	Jun 01 2021	BOA	288
CHF	8,403,278	USD	9,361,776	Jun 01 2021	BOA	(18,689)
CHF	653,974	USD	726,719	Jun 02 2021	BOA	413
CHF	7,401,411	USD	8,230,804	Jun 03 2021	BOA	(1,228)
CHF	30,903,000	USD	34,037,183	Jun 18 2021	BOA	337,171
CHF	6,000,000	JPY	724,698,780	Jun 23 2021	BOA	75,458
CHF	5,375,000	USD	5,959,309	Jun 23 2021	BOA	20,256
CLP	282,612,000	USD	400,000	Jun 07 2021	BOA	(9,963)
CLP	138,629,712	USD	200,000	Jun 14 2021	BOA	(8,689)
CLP	3,274,471,663	USD	4,510,797	Jun 16 2021	BOA	7,936
CLP	427,601,712	USD	600,000	Jun 21 2021	BOA	(9,945)
CLP	285,704,920	USD	400,000	Jun 25 2021	BOA	(5,767)
CNH	500,000	USD	78,516	Jun 01 2021	BOA	82
CNH	109,948,395	USD	16,811,715	Jun 16 2021	BOA	454,899
CNH	60,011,486	USD	9,300,000	Jun 23 2021	BOA	119,988
COP	6,559,141,213	USD	1,800,000	Jun 16 2021	BOA	(33,230)
CZK	58,486,506	EUR	2,250,000	Jun 16 2021	BOA	56,354
EUR	1,500,000	AUD	2,365,917	Jun 01 2021	BOA	5,410
EUR	195,796	NOK	2,000,000	Jun 01 2021	BOA	(370)
EUR	222,848	PLN	1,000,000	Jun 01 2021	BOA	(231)
EUR	8,171,071	USD	9,963,698	Jun 01 2021	BOA	1,266
EUR	113,550	GBP	97,415	Jun 02 2021	BOA	235
EUR	875,000	USD	1,067,450	Jun 02 2021	BOA	(331)
EUR	6,274,754	USD	7,651,598	Jun 03 2021	BOA	1,007
EUR	8,403,000	CHF	9,221,536	Jun 10 2021	BOA	(5,655)
EUR	250,000	CZK	6,467,146	Jun 16 2021	BOA	(4,760)
EUR	2,900,000	HUF	1,059,957,107	Jun 16 2021	BOA	(173,153)
EUR	3,386,585	NOK	34,388,895	Jun 16 2021	BOA	19,086
EUR	5,562,154	PLN	25,598,595	Jun 16 2021	BOA	(178,278)
EUR	6,652,920	SEK	67,905,095	Jun 16 2021	BOA	(62,614)
EUR	13,405,948	USD	15,899,557	Jun 16 2021	BOA	454,306
EUR	32,276,000	USD	38,937,003	Jun 18 2021	BOA	437,909
EUR	5,625,000	CHF	6,191,987	Jun 23 2021	BOA	(25,586)
EUR	200,000	GBP	172,334	Jun 23 2021	BOA	(562)
EUR	900,000	HUF	315,263,520	Jun 23 2021	BOA	(5,540)
EUR	6,800,000	JPY	903,994,720	Jun 23 2021	BOA	64,285
EUR	1,200,000	PLN	5,424,937	Jun 23 2021	BOA	(11,721)
EUR	5,000,000	USD	6,098,241	Jun 23 2021	BOA	2,077
GBP	625,000	CHF	796,142	Jun 01 2021	BOA	1,788
GBP	39,277,879	USD	55,473,288	Jun 01 2021	BOA	267,915
GBP	39,277,879	USD	55,803,222	Jun 02 2021	BOA	(61,963)
GBP	39,180,464	USD	55,602,368	Jun 03 2021	BOA	701
GBP	5,219,428	USD	7,247,055	Jun 16 2021	BOA	160,256
GBP	22,730,000	USD	31,733,915	Jun 18 2021	BOA	524,160
GBP	1,750,000	CHF	2,232,139	Jun 23 2021	BOA	389
GBP	8,630,610	EUR	10,000,000	Jun 23 2021	BOA	47,890
GBP	5,000,000	JPY	770,274,950	Jun 23 2021	BOA	81,539
GBP	5,375,000	USD	7,595,567	Jun 23 2021	BOA	32,611
HUF	1,645,177,429	EUR	4,600,000	Jun 16 2021	BOA	148,153
HUF	1,366,144,344	USD	4,428,586	Jun 16 2021	BOA	354,210
HUF	279,515,840	EUR	800,000	Jun 23 2021	BOA	2,410
HUF	1,867,612,500	USD	6,500,000	Jun 23 2021	BOA	37,681
HUF	1,152,500,000	USD	4,024,688	Aug 13 2021	BOA	5,000
IDR	2,881,800,000	USD	200,000	Jun 30 2021	BOA	1,175
ILS	8,848,829	USD	2,700,000	Jun 16 2021	BOA	23,874
ILS	13,015,624	USD	4,000,000	Jun 23 2021	BOA	6,685
INR	472,144,000	USD	6,400,000	Jun 07 2021	BOA	107,745
INR	469,488,000	USD	6,400,000	Jun 14 2021	BOA	64,154
INR	1,343,255,875	USD	18,198,905	Jun 16 2021	BOA	290,038
INR	467,712,000	USD	6,400,000	Jun 21 2021	BOA	32,760
INR	490,371,159	USD	6,700,000	Jun 25 2021	BOA	40,255
INR	257,625,460	USD	3,500,000	Jun 30 2021	BOA	38,192
JPY	16,921,196	AUD	200,000	Jun 01 2021	BOA	(117)
JPY	30,490,451	CHF	250,000	Jun 01 2021	BOA	(349)
JPY	254,064,260	EUR	1,896,279	Jun 01 2021	BOA	616
JPY	3,510,406,323	USD	31,970,763	Jun 01 2021	BOA	(9,164)
JPY	858,751,237	USD	7,905,651	Jun 16 2021	BOA	(85,955)
JPY	3,622,421,000	USD	33,193,285	Jun 18 2021	BOA	(207,372)
JPY	67,566,120	AUD	800,000	Jun 23 2021	BOA	(1,508)
JPY	30,509,300	CHF	250,000	Jun 23 2021	BOA	(289)
KRW	9,529,323,714	USD	8,500,000	Jun 07 2021	BOA	44,413
KRW	9,509,375,000	USD	8,500,000	Jun 14 2021	BOA	26,712
KRW	6,602,473,147	USD	5,868,132	Jun 16 2021	BOA	52,103
KRW	9,629,480,000	USD	8,500,000	Jun 21 2021	BOA	134,595
KRW	10,511,263,780	USD	9,400,000	Jun 30 2021	BOA	25,536
MXN	95,332,510	USD	4,567,759	Jun 16 2021	BOA	207,808
MXN	162,125,000	USD	7,700,843	Jun 18 2021	BOA	418,780
MXN	68,000,000	USD	3,401,418	Jun 23 2021	BOA	2,270
MXN	376,560,000	USD	18,780,194	Aug 13 2021	BOA	(39,028)
NOK	2,000,000	EUR	195,808	Jun 01 2021	BOA	355
NOK	135,930,536	EUR	13,391,101	Jun 16 2021	BOA	(81,293)
NOK	28,368,500	USD	3,317,937	Jun 16 2021	BOA	74,344
NOK	63,197,206	EUR	6,250,000	Jun 23 2021	BOA	(68,224)
NOK	18,000,000	SEK	18,103,032	Jun 23 2021	BOA	(27,998)
NOK	23,205,594	USD	2,800,000	Jun 23 2021	BOA	(25,056)
NZD	5,076,636	USD	3,594,006	Jun 16 2021	BOA	83,364
NZD	20,630,000	USD	14,778,452	Jun 18 2021	BOA	165,225
NZD	9,600,000	JPY	752,165,180	Jun 23 2021	BOA	104,270
NZD	7,600,000	USD	5,463,503	Jun 23 2021	BOA	41,586
NZD	756,000	USD	550,981	Aug 13 2021	BOA	(3,460)
PHP	94,975,336	USD	1,950,000	Jun 16 2021	BOA	36,052
PHP	33,591,800	USD	700,000	Jun 30 2021	BOA	2,171
PLN	1,000,000	EUR	222,819	Jun 01 2021	BOA	266
PLN	25,005,050	EUR	5,508,294	Jun 16 2021	BOA	82,520
PLN	6,097,058	USD	1,569,191	Jun 16 2021	BOA	89,378
PLN	17,816,779	USD	4,800,000	Jun 23 2021	BOA	46,868
PLN	121,670,000	USD	33,066,752	Aug 13 2021	BOA	38,116
RUB	230,877,419	USD	3,100,000	Jun 16 2021	BOA	45,169
RUB	59,493,603	USD	800,000	Jun 30 2021	BOA	8,887
SEK	152,683,535	EUR	15,033,898	Jun 16 2021	BOA	49,402
SEK	34,303,887	USD	3,998,470	Jun 16 2021	BOA	133,088
SEK	58,462,690	EUR	5,750,000	Jun 23 2021	BOA	26,278
SEK	6,982,416	NOK	7,000,000	Jun 23 2021	BOA	3,944
SEK	30,017,681	USD	3,600,000	Jun 23 2021	BOA	15,534
SEK	139,620,000	USD	16,842,556	Aug 13 2021	BOA	(18,856)
SGD	12,145,763	USD	9,089,060	Jun 16 2021	BOA	94,453
SGD	12,262,296	USD	9,200,000	Jun 23 2021	BOA	71,454
THB	70,309,590	USD	2,300,000	Jun 16 2021	BOA	(50,261)
TRY	11,056,911	USD	1,303,882	Jun 01 2021	BOA	(15,936)
TRY	1,000,000	USD	126,618	Jun 16 2021	BOA	(11,090)
TWD	83,433,000	USD	3,000,000	Jun 07 2021	BOA	7,695
TWD	82,980,000	USD	3,000,000	Jun 15 2021	BOA	(8,534)
TWD	161,742,918	USD	5,817,790	Jun 16 2021	BOA	13,138
TWD	22,329,600	USD	800,000	Jun 17 2021	BOA	4,999
TWD	61,309,600	USD	2,200,000	Jun 21 2021	BOA	10,295
TWD	63,635,100	USD	2,300,000	Jun 30 2021	BOA	(5,785)
USD	6,516,490	AUD	8,501,052	Jun 16 2021	BOA	(37,506)
USD	10,288,852	AUD	13,325,000	Jun 18 2021	BOA	15,664
USD	2,421,938	BRL	12,973,006	Jun 02 2021	BOA	(66,332)
USD	2,548,863	BRL	14,572,775	Jun 16 2021	BOA	(242,379)
USD	100,000	BRL	533,371	Jul 02 2021	BOA	(1,996)
USD	15,502,029	CAD	18,724,901	Jun 01 2021	BOA	2,035
USD	10,841,706	CAD	13,662,232	Jun 16 2021	BOA	(467,309)
USD	3,010,201	CAD	3,668,000	Jun 18 2021	BOA	(26,006)
USD	9,341,422	CHF	8,401,411	Jun 01 2021	BOA	412
USD	1	CHF	1	Jun 02 2021	BOA	0
USD	30,640,254	CHF	28,452,000	Jun 18 2021	BOA	(1,007,777)
USD	84,576,819	CHF	75,738,000	Aug 13 2021	BOA	208,378
USD	400,000	CLP	286,004,000	Jun 07 2021	BOA	5,282
USD	200,000	CLP	138,683,288	Jun 14 2021	BOA	8,615
USD	2,910,797	CLP	2,106,713,859	Jun 16 2021	BOA	3,556
USD	200,000	CLP	143,157,288	Jun 21 2021	BOA	2,455
USD	200,000	CLP	145,401,000	Jun 25 2021	BOA	(633)
USD	78,521	CNH	500,000	Jun 01 2021	BOA	(78)
USD	2,685,709	CNH	17,578,584	Jun 16 2021	BOA	(74,882)
USD	2,000,000	COP	7,487,811,775	Jun 16 2021	BOA	(16,916)
USD	7,651,435	EUR	6,274,754	Jun 01 2021	BOA	(891)
USD	49	EUR	40	Jun 02 2021	BOA	0
USD	15,899,557	EUR	13,405,948	Jun 16 2021	BOA	(454,306)
USD	29,936,710	EUR	25,125,000	Jun 18 2021	BOA	(714,382)
USD	935,107	EUR	764,000	Aug 13 2021	BOA	2,042
USD	55,802,083	GBP	39,277,879	Jun 01 2021	BOA	60,880
USD	55,600,996	GBP	39,180,464	Jun 02 2021	BOA	(2,016)
USD	7,247,055	GBP	5,219,428	Jun 16 2021	BOA	(160,256)
USD	16,929,316	GBP	12,228,000	Jun 18 2021	BOA	(424,478)
USD	9,096,704	GBP	6,439,000	Aug 13 2021	BOA	(41,713)
USD	4,428,586	HUF	1,366,144,344	Jun 16 2021	BOA	(354,210)
USD	100,000	IDR	1,432,352,000	Jun 30 2021	BOA	9
USD	1,100,000	ILS	3,636,016	Jun 16 2021	BOA	(19,249)
USD	6,400,000	INR	476,820,226	Jun 07 2021	BOA	(172,200)
USD	6,400,000	INR	472,816,000	Jun 14 2021	BOA	(109,976)
USD	12,498,905	INR	924,840,972	Jun 16 2021	BOA	(230,860)
USD	6,400,000	INR	470,256,000	Jun 21 2021	BOA	(67,749)
USD	6,700,000	INR	490,135,110	Jun 25 2021	BOA	(37,011)
USD	34,494,673	JPY	3,764,420,880	Jun 01 2021	BOA	220,318
USD	31,554,373	JPY	3,464,708,030	Jun 03 2021	BOA	8,418
USD	6,723,000	JPY	733,227,188	Jun 10 2021	BOA	46,639
USD	7,905,651	JPY	858,751,237	Jun 16 2021	BOA	85,955
USD	66,147,254	JPY	7,198,519,000	Jun 18 2021	BOA	597,246
USD	7,911,980	JPY	862,500,000	Jun 23 2021	BOA	57,700
USD	50,247,492	JPY	5,477,000,000	Aug 13 2021	BOA	352,066
USD	8,500,000	KRW	9,513,030,000	Jun 07 2021	BOA	(29,803)
USD	8,500,000	KRW	9,633,135,000	Jun 14 2021	BOA	(137,683)
USD	3,568,132	KRW	4,029,274,356	Jun 16 2021	BOA	(44,795)
USD	8,500,000	KRW	9,499,770,000	Jun 21 2021	BOA	(18,286)
USD	200,000	KRW	225,853,000	Jun 30 2021	BOA	(2,524)
USD	4,567,759	MXN	95,332,510	Jun 16 2021	BOA	(207,808)
USD	827,323	MXN	16,991,000	Jun 18 2021	BOA	(23,628)
USD	3,317,937	NOK	28,368,500	Jun 16 2021	BOA	(74,344)
USD	3,594,006	NZD	5,076,636	Jun 16 2021	BOA	(83,364)
USD	13,429,803	NZD	18,953,000	Jun 18 2021	BOA	(299,112)
USD	72,150,264	NZD	99,102,000	Aug 13 2021	BOA	377,155
USD	400,000	PHP	19,471,573	Jun 16 2021	BOA	(7,175)
USD	1,569,191	PLN	6,097,058	Jun 16 2021	BOA	(89,378)
USD	1,600,000	RUB	123,530,886	Jun 16 2021	BOA	(82,822)
USD	4,200,000	RUB	309,993,600	Jun 23 2021	BOA	(18,920)
USD	100,000	RUB	7,555,956	Jun 30 2021	BOA	(2,732)
USD	3,998,470	SEK	34,303,887	Jun 16 2021	BOA	(133,088)
USD	4,439,060	SGD	5,961,318	Jun 16 2021	BOA	(68,343)
USD	3,850,000	THB	120,366,973	Jun 16 2021	BOA	(1,456)
USD	1,300,000	TRY	11,056,911	Jun 01 2021	BOA	12,054
USD	348,473	TRY	3,000,000	Jun 16 2021	BOA	1,887
USD	3,600,000	TRY	31,622,295	Aug 18 2021	BOA	71,221
USD	3,000,000	TWD	83,121,000	Jun 07 2021	BOA	3,551
USD	3,000,000	TWD	83,764,800	Jun 15 2021	BOA	(19,758)
USD	4,867,790	TWD	136,618,022	Jun 16 2021	BOA	(57,371)
USD	800,000	TWD	22,274,282	Jun 17 2021	BOA	(3,005)
USD	2,200,000	TWD	60,968,600	Jun 21 2021	BOA	1,999
USD	100,000	TWD	2,785,900	Jun 30 2021	BOA	(439)
USD	6,058,688	ZAR	91,624,009	Jun 17 2021	BOA	(572,173)
ZAR	145,580,689	USD	9,643,014	Jun 17 2021	BOA	892,711
ZAR	83,358,472	USD	5,900,000	Jun 23 2021	BOA	127,856
Total Forward Foreign Currency Contracts						$2,539,027

		PUT/CALL	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.0%
Euro Currency Futures, Expires 6/11/21, Strike Price $99.5		Put	N/A	420	EUR 16,779,504	$97,125
IMM Eurodollar Futures, Expires 12/13/21, Strike Price $99.5		Put	N/A	1,876	EUR 74,908,680	23,450
IMM Eurodollar Futures, Expires 3/14/22, Strike Price $99.375		Put	N/A	1,626	EUR 64,935,936	50,813
10-Year U.S. Treasury Futures, Expires 6/25/21, Strike Price $131		Put	N/A	315	USD 41,561,100	73,828
TOTAL PURCHASED OPTIONS (COST $736,297)						$245,216

WRITTEN OPTIONS - (0.0%)
IMM Eurodollar Futures, Expires 12/13/21, Strike Price $99.25		Put	N/A	(1,876)	EUR 74,908,680	$(11,725)
IMM Eurodollar Futures, Expires 3/14/22, Strike Price $99		Put	N/A	(1,626)	EUR 64,935,936	(30,488)
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $312,675)						$(42,213)

AUD	Australian Dollar		JSE	Johannesburg Stock Exchange
BOA	Bank of America		KRW	Korean Won
BRL	Brazilian Real		LME	London Mercantile Exchange
BUXL	German Bond		MIB	Milano Indice di Borsa
CAD	Canadian Dollar		MXN	Mexican Peso
CHF	Swiss Franc		NOK	Norwegian Krone
CLP	Chilean Peso		NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi		OMX	Stockholm Stock Exchange
COP	Colombian Peso		PHP	Philippine Peso
CZK	Czech Koruna		PLN	Polish Zloty
DAX	German Stock Exchange		RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average		RUB	Russian Ruble
EUR	Euro		SEK	Swedish Krona
FTSE	Financial Times Stock Exchange		SGD	Singapore Dollar
GBP	British Pound		THB	Thai Baht
HUF	Hungarian Forint		TRY	Turkish Lira
IBEX	Index of the Bolsa de Madrid		TSX	Toronto Stock Exchange
ICE	Intercontinental Exchange		TWD	Taiwan Dollar
ILS	Israeli New Shekel		USD	United States Dollar
INR	Indian Rupee		WTI	West Texas Intermediate
JPY	Japanese Yen		ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

   CONSOLIDATION OF SUBSIDIARIES –  The Abbey Capital Futures Strategy Fund (the "ACFSF" or "Fund") seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy. The Managed Futures strategy is achieved by the ACFSF investing up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands. Effective on or about October 1, 2018, the ACFSF's previous wholly-owned subsidiary, the Abbey Capital Offshore Fund Limited became a wholly-owned subsidiary of the Cayman Subsidiary through a share exchange between the ACFSF and the Cayman Subsidiary and registered as a segregated portfolio company under the laws of the Cayman Islands under the name Abbey Capital Offshore Fund SPC (the “SPC”). The Cayman Subsidiary serves solely as an intermediate entity through which the ACFSF invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets. The ACFSF may also a portion of its assets in segregated series of another wholly-owned subsidiary of the Fund, the Abbey Capital Onshore Series LLC (the “Onshore Subsidiary”), which was formed on August 16, 2018. The consolidated financial statements of the ACFSF include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The ACFSF consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of May 31, 2021, the net assets of the Cayman Subsidiary and SPC were $250,790,808, which represented 22.14% of the ACFSF's net assets. As of May 31, 2021, the net assets of the Onshore Subsidiary were $247,778,026, which represented 21.87% of the ACFSF's net assets.

   PORTFOLIO VALUATION — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.
• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund's investments carried at fair value:

ASSETS	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$959,272,314	$959,272,314	$-	$-
Commodity Contracts
Futures Contracts	40,424,617	40,424,617	-	-
Equity Contracts
Futures Contracts	7,684,376	7,684,376	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	11,051,497	-	11,051,497	-
Futures Contracts	6,820,314	6,820,314	-	-
Purchased Options	97,125	97,125	-	-
Interest Rate Contracts
Futures Contracts	2,875,561	2,875,561	-	-
Purchased Options	148,091	148,091	-	-
Total Assets	$1,028,373,895	$1,017,322,398	$11,051,497	$-

LIABILITIES	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(20,981,020)	$(20,981,020)	$-	$-
Equity Contracts
Futures Contracts	(875,053)	(875,053)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(8,512,470)	-	(8,512,470)	-
Futures Contracts	(2,050,273)	(2,050,273)	-	-
Interest Rate Contracts
Futures Contracts	(2,222,599)	(2,222,599)	-	-
Written Options	(42,213)	(42,213)	-	-
Total Liabilities	$(34,683,628)	$(26,171,158)	$(8,512,470)	$-

   At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

  Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

  For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2021, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.